BUSINESS COMBINATION (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Jun. 28, 2022	Jul. 12, 2021	Jun. 30, 2022
Class of warrant or right outstanding			14,438,000
Number of shares issuable (in shares)			1,858,966
Private Placement Warrants [Member]
Class of warrant or right outstanding			7,250,000
Kalera Options [Member]
Sale of stock, number of shares issued in transaction			364,000
Maxim Group LLC [Member]
Sale of stock, number of shares issued in transaction			275,000
Agrico Acquisition Corp [Member]
Class of warrant or right outstanding		7,250,000
Agrico Acquisition Corp [Member] | IPO [Member]
Sale of stock, number of shares issued in transaction		14,375,000
Class of warrant or right outstanding			7,187,500
Kalera SA [Member] | Earnout Shares [Member]
Number of shares exchanged or converted (in shares)			4,000,000
Common Class A [Member] | Agrico Acquisition Corp [Member]
Stock repurchased during period shares			14,347,974
Stock repurchased during period price per share			$ 10.21
Stock repurchased during period, value			$ 146.6
Common Class A [Member] | Agrico Acquisition Corp. [Member]
Number of shares exchanged or converted (in shares)			170,776
Common Class B [Member] | Agrico Acquisition Corp. [Member]
Number of shares exchanged or converted (in shares)			1,796,875
Common Stock [Member]
Sale of stock, number of shares issued in transaction	19,135,177
Common Stock [Member] | Kalera SA [Member]
Number of shares exchanged or converted (in shares)			105,719,212